Derivative financial liability – current (Details Narrative) - Warrants [Member] - $ / shares	1 Months Ended
	May 31, 2020	Oct. 30, 2019	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Number of warrants issued	9,545,456	3,150,000
Share Price			$ 6.25
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share Price	$ 2.05
Top of range [member]
IfrsStatementLineItems [Line Items]
Share Price	$ 2.0625